Consolidated Statements of Financial Position (Parentheticals) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Convertible redeemable preferred shares (in Dollars)	$ 644,132,365	$ 604,506,258
Treasury shares	4,224,356	6,454,198
Convertible redeemable preferred shares
Convertible redeemable preferred shares (in Dollars)	$ 644,132,365	$ 604,506,258
Temporary equity, shares authorized	87,286,300	87,286,300
Temporary equity, shares outstanding	83,205,175	81,989,358
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	4,000,000,000	4,000,000,000
Ordinary shares, shares issued	143,531,581	143,531,581
Ordinary shares, shares outstanding	139,307,224	137,077,382
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued
Ordinary shares, shares outstanding
SK GROWTH OPPORTUNITIES CORPORATION
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preference shares, shares authorized	990,000	990,000
Preference shares, shares issued
Preference shares, shares outstanding
SK GROWTH OPPORTUNITIES CORPORATION | Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	9,000,000,000	9,000,000,000
Ordinary shares, shares issued
Ordinary shares, shares outstanding
Temporary equity, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Temporary equity, shares authorized	9,000,000,000	9,000,000,000
Temporary equity, shares outstanding	9,732,960	10,056,597
Temporary equity, redemption per share (in Dollars per share)	$ 11.57	$ 10.89
SK GROWTH OPPORTUNITIES CORPORATION | Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	999,000,000	999,000,000
Ordinary shares, shares issued	5,240,000	5,240,000
Ordinary shares, shares outstanding	5,240,000	5,240,000